                                                OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
                                               Supplement dated November 19, 2004 to the
                                          Statement of Additional Information August 27, 2004

     The Statement of Additional Information is revised as follows:

     1.The  first  bullet  point  found on page 22 of the  section  titled  "Does the Fund Have  Additional  Restrictions  That Are Not
         "Fundamental" Policies?" is deleted and replaced with the following:

o        The Fund cannot invest in the securities of other  registered  investment  companies or registered unit  investment  trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act of 1940.

November 19, 2004                                                                                PX0847.012